Notes to the consolidated statements of income (Tables)	6 Months Ended
Jun. 30, 2021
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	For the three months ended
	June 30,
	2021			2020
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	3,305,679	94,542	3,400,221	3,534,969	78,900	3,613,869
Health care products	890,792	29,157	919,949	914,986	28,490	943,476
Total	4,196,471	123,699	4,320,170	4,449,955	107,390	4,557,345

	For the six months ended
	June 30,
	2021			2020
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	6,538,815	186,865	6,725,680	7,050,541	157,991	7,208,532
Health care products	1,740,412	64,203	1,804,615	1,785,348	51,261	1,836,609
Total	8,279,227	251,068	8,530,295	8,835,889	209,252	9,045,141

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	218,577	350,972	467,523	633,691

Denominators:
Weighted average number of shares outstanding	292,913,910	292,733,283	292,896,096	295,287,813
Potentially dilutive shares	148,888	240,359	135,666	221,971

Basic earnings per share	0.75	1.20	1.60	2.15
Diluted earnings per share	0.75	1.20	1.60	2.14